Trade and Other Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables percentage	66.00%	65.00%
Trade and amount receivables	90 days
Percentage of expected credit loss allowance for impairment of trade receivables	3.80%	3.60%